Label	Element	Value
T. Rowe Price Global Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated March 1, 2024

In the Summary Prospectus and Section 1 of the Prospectus, the information under “Principal Investment Strategies” currently states:

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in equity securities and at least 40% of the fund’s net assets will be invested in companies outside the U.S. (at least 30% if foreign market conditions are not favorable).

Effective August 1, 2024, this sentence is replaced with the following:

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in equity securities. The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.

In Section 2 of the Prospectus, the information under “Principal Investment Strategies” currently states:

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in equity securities and at least 40% of the fund’s net assets will be invested in companies outside the U.S. (at least 30% if foreign market conditions are not favorable).

Effective August 1, 2024, this sentence is replaced with the following:

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in equity securities. The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. For purposes of determining whether the fund invests in a U.S. or foreign issuer, the fund relies on the country assigned to a security by MSCI, Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider.